Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related party transactions [abstract]
Schedule of Key Management Personnel Compensation
The Company conducted transactions with senior management, directors and persons or companies related to these individuals, and paid or accrued amounts, as follows:

	Year ended December 31,
	2019	2018
Salaries and other short-term benefits	$2,247	$1,956
Other long-term benefits	47	44
Share-based payment (1)	1,917	1,680
Total	$4,211	$3,680

(1) Share-based payment represents the amount capitalized or expensed during the period (see Note 10).